SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising, Stock-Based Compensation and Segment Reporting (Details) - New Dragonfly $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Advertising expenses	$ 1,777	$ 1,069	$ 1,690	$ 1,069
Dividend yield (in percent)	0.00%		0.00%	0.00%
Number of operating segments	1		1	1